UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 93.5%

County/City/Special District/School District - 39.0%	Alameda Public Financing Authority, Special Tax, Community Facilities District No. 1, Series A, 7.00%, 8/01/19	$3,750	$3,779,137
	Butte-Glenn Community College District, GO, CAB, Election of 2002, Series B (MBIA), 4.86%, 8/01/29 (a)	2,355	651,888
	Carson Redevelopment Agency, TAN, Tax Allocation, Project Area No. 1, Series A, 7.00%, 10/01/36	4,405	4,552,568
	Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	1,000	1,047,440
	City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,085,680
	City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,036	6,470,968
	County of Ventura California, COP, Public Finance Authority, Series III, 5.75%, 8/15/29	1,000	1,019,710
	Duarte Unified School District, California, GO, CAB, Election of 1998, Series E (FSA), 4.97%, 11/01/30 (a)	4,805	1,257,132
	El Monte City School District, California, GO, Election of 2004, Series B (FSA), 5.00%, 8/01/32	4,435	4,481,035
	Eureka Union School District, California, GO, CAB, Election of 2002 (MBIA), 5.18%, 8/01/29 (a)	2,545	716,697
	Eureka Union School District, California, GO, CAB, Election of 2002 (MBIA), 5.26%, 8/01/32 (a)	2,760	629,059
	Eureka Union School District, California, GO, CAB, Election of 2002 (MBIA), 5.27%, 8/01/35 (a)	2,990	563,376
	Glendale Unified School District, California, GO, Series F (MBIA), 5.00%, 9/01/28	2,000	2,019,480
	Huntington Beach Union High School District, California, GO, CAB, Election of 2004 (MBIA), 5.02%, 8/01/33 (a)	5,000	1,045,400
	Lancaster Redevelopment Agency California, Tax Allocation, Comb Redevelopment Project Areas, 6.88%, 8/01/39	2,420	2,428,083
	Los Angeles Community College District, California, GO, Election of 2008, Series A, 6.00%, 8/01/33	3,850	4,254,827
	Los Angeles County Metropolitan Transportation Authority, RB, Property A First Tier Senior, Series A (AMBAC), 5.00%, 7/01/35	4,000	4,035,960

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names & descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Los Angeles Unified School District, California, GO, Election of 2004, Series H (FSA), 5.00%, 7/01/32	$5,890	$5,950,431
Los Angeles Unified School District, California, GO, Series I, 5.00%, 1/01/34	5,000	5,034,450
Los Gatos Union School District, California, GO, Election of 2001, Series C (MBIA), 5.00%, 8/01/30	4,275	4,329,378
Los Rios Community College District, California, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/27	2,000	2,064,960
Madera Unified School District, California, GO, Election of 2002 (FSA), 5.00%, 8/01/28	2,220	2,236,073
Montebello Unified School District, California, GO, CAB, Election of 1998 (MBIA), 5.07%, 8/01/28 (a)	2,355	724,469
Murrieta Valley Unified School District Public Financing Authority, Special Tax, Series A (AGC), 5.13%, 9/01/26	5,500	5,582,335
Norco Redevelopment Agency, California, TAN, Norco Redevelopment Project Area No. 1, 6.80%, 3/01/29	3,180	3,289,742
Norco Redevelopment Agency, California, TAN, Norco Redevelopment Project Area No. 1, 7.00%, 3/01/34	5,000	5,144,900
Peralta Community College District, California, GO, Election of 2000, Series C (MBIA), 5.00%, 8/01/29	5,485	5,565,904
Rancho Santiago Community College District, California, GO (FSA), 5.13%, 9/01/29	5,000	5,636,200
Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/27	3,400	3,487,924
Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	9,230	9,355,159
San Diego Regional Building Authority, California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	2,300	2,357,109
San Francisco City & County Redevelopment Agency, RB, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.38%, 8/01/32	1,025	1,024,313
San Francisco City & County Redevelopment Agency, RB, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.50%, 8/01/39	2,000	2,007,100
San Jose Evergreen Community College District, California, GO, Election of 2004, Series B (FSA), 5.50%, 9/01/31 (a)	5,000	1,321,750
Santa Cruz County Redevelopment Agency, California, TAN, Live Oak, Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,250,784
Santa Rosa High School District, California, GO, Election of 2002 (MBIA), 5.00%, 8/01/28	1,000	1,005,960
Sonoma County Junior College District, GO, Election of 2002, Series B (FSA), 5.00%, 8/01/28	6,700	6,837,216
Tamalpais Union High School District, California, GO, Election of 2006 (MBIA), 5.00%, 8/01/29	4,600	4,691,402

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Tamalpais Union High School District, California, GO (FSA), 5.00%, 8/01/27	$3,000	$3,026,580
	Westminster Redevelopment Agency, California, TAN, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	3,900	4,141,644

			129,104,223

Education - 3.8%	California State University, RB, Systemwide, Series A (FSA), 5.00%, 11/01/39	5,000	5,017,100
	Pittsburg Unified School District, GO, Election of 2006, Series B (FSA), 5.63%, 8/01/39	5,000	5,266,500
	University of California, RB, Series O, 5.75%, 5/15/34	2,200	2,408,736

			12,692,336

Health - 9.4%	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	4,992,600
	California Health Facilities Financing Authority, California, RB, Providence Health & Services, Series C, 6.50%, 10/01/33	3,670	4,003,383
	California Health Facilities Financing Authority, California, RB, Sutter Health, Series A, 6.25%, 8/15/35	2,080	2,101,195
	California Statewide Communities Development Authority, RB, Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,540,464
	City of Corona California, COP, Corona Community, 8.00%, 3/01/10 (b)	12,120	14,194,026
	California Statewide Communities Development Authority, RB, Senior Living, Southern California, 6.25%, 11/15/19	500	501,810
	California Statewide Communities Development Authority, RB, Senior Living Southern California Presbyterian Homes, 6.63%, 11/15/24	650	655,427
	California Statewide Communities Development Authority, RB, Senior Living Southern California Presbyterian Homes, 7.00%, 11/15/29	500	506,105
	California Statewide Communities Development Authority, RB, Senior Living Southern California Presbyterian Homes, 7.25%, 11/15/41	1,750	1,779,995

			31,275,005

State - 11.1%	California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,705,800
	California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.13%, 4/01/28	2,500	2,584,925
	California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,511,791
	California State University, RB, Systemwide, Series A (FSA), 5.00%, 11/01/32	10,000	10,113,600
	State of California, GO, Various Purpose, 6.50%, 4/01/33	9,700	10,726,551

			36,642,667

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Transportation - 6.1%	County of Orange California, RB, Series B, 5.75%, 7/01/34	$2,500	$2,598,750
	County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,350	1,352,187
	Los Angeles Harbor Department, RB (MBIA), 7.60%, 10/01/18 (c)	3,820	4,656,236
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%, 11/01/27	9,000	8,621,820
	San Francisco City & County Airports Commission, RB, Special Facilities Lease, SFO Fuel, Series A, AMT (FSA), 6.10%, 1/01/20	1,250	1,254,125
	San Francisco City & County Airports Commission, Refunding RB, Second Series A-3, AMT, 6.75%, 5/01/19	1,575	1,656,286

			20,139,404

Utilities - 24.1%	California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,500	1,546,200
	California State Department of Water Resources, RB, Central Valley Project, Series AE, 5.00%, 12/01/28	2,500	2,639,400
	City of Bakersfield California, RB, Series A (FSA), 5.00%, 9/15/32	7,500	7,554,150
	City of Glendale California, RB (FSA), 5.00%, 2/01/32	6,825	6,918,298
	City of Los Angeles California, Refunding RB, Series A (MBIA), 5.00%, 6/01/32	4,000	4,039,480
	Eastern Municipal Water District, California, COP, Series A (MBIA), 5.00%, 7/01/32	7,880	7,915,696
	Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (MBIA), 5.00%, 12/01/36	5,000	5,013,800
	San Diego County Water Authority, COP, Series 2008 A (FSA), 5.00%, 5/01/33	4,250	4,297,387
	San Diego County Water Authority, COP, Series A (FSA), 5.00%, 5/01/27	5,000	5,136,100
	San Diego County Water Authority, COP, Series A (FSA), 5.00%, 5/01/31	4,000	4,048,920
	San Diego Public Facilities Financing Authority, RB, Senior Series A, 5.25%, 5/15/34	4,000	4,063,520
	San Diego Public Facilities Financing Authority, RB, Senior Series A, 5.25%, 5/15/39	5,000	5,038,550
	San Diego Public Facilities Financing Authority, RB, Series B, 5.75%, 8/01/35	5,000	5,274,150
	San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,069,930
	Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	7,709,805
	Western Municipal Water District Facilities Authority, RB, Series B, 5.00%, 10/01/39	2,750	2,760,698

			80,026,084

	Total Municipal Bonds in California		309,879,719

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Puerto Rico - 1.6%

County/City/Special District/School District - 1.6%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$5,000	$5,401,800

	Total Municipal Bonds in Puerto Rico		5,401,800

	Total Municipal Bonds - 95.1%		315,281,519

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California - 9.0%

County/City/Special District/School District - 4.4%	Orange County California Water District, RB, Certificate of Participation, 5.25%, 8/15/34	10,000	10,449,300
	Vista Unified School District, California, GO, Series A (FSA), 5.00%, 8/01/25	4,199	4,297,391

			14,746,691

Transportation - 2.3%	San Francisco, California, Bay Area Toll Authority, 5.00%, 4/1/34	2,000	2,122,996
	San Francisco, California, Bay Area Transit Financing Authority, Refunding RB, Series A (MBIA), 5.00%, 7/01/30	5,270	5,352,212

			7,475,208

Utilities - 2.3%	San Diego County, California, Water Authority, COP, Series A (FSA), 5.00%, 5/01/30	7,350	7,461,794

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 9.0%		29,683,693

	Total Long-Term Investments (Cost - $336,965,461) - 104.1%		344,965,212

	Short-Term Securities	Shares

	CMA California Municipal Money Fund, 0.04% (e)(f)	4,930,093	4,930,093

	Total Short-Term Securities (Cost - $4,930,093) - 1.5%		4,930,093

	Total Investments (Cost - $341,895,554*) - 105.6%		349,895,305
	Liabilities in Excess of Net Assets - (0.6)%		(2,064,960)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (5.0)%		(16,345,805)

	Net Assets - 100.0%		$331,484,540

*	The cost and unrealized depreciation of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$325,585,205

Gross unrealized appreciation	$11,733,456
Gross unrealized depreciation	(3,757,235)

Net unrealized appreciation	$7,976,221

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	4,900,606	$678

(f)	Represents the current yield as of report date.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report .

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$4,930,093
Level 2 - Long-Term Investments[1]	344,965,212
Level 3	—

Total	$349,895,305

[1]	See above Schedule of Investments for values in each sector.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 22, 2009